Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule of share capital

	December 31, 2023		December 31, 2022
	Number of shares	%	Number of shares	%
São Paulo State	343,506,664	50.3	343,506,664	50.3
Other shareholders
In Brazil (1)	262,118,658	38.3	257,339,417	37.6
Abroad (2) (3)	77,884,547	11.4	82,663,788	12.1

Total	683,509,869	100.0	683,509,869	100.0

(1)	As of December 31, 2023, the common shares traded in Brazil were held by 39,368 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), a company controlled by the São Paulo State Government.

(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company's ADRs.

(3)	Each ADR corresponds to 1 share.

Schedule of distribution of earnings

	2023	2022	2021
Profit for the year	3,523,531	3,121,267	2,305,869
(-) Legal reserve - 5%	176,177	156,063	115,293

	3,347,354	2,965,204	2,190,576

Minimum mandatory dividend – 25%	836,839	741,301	547,645
Dividend per share and per ADS	1.22433	1.08455	0.80122

Schedule of allocation of the profit for the year

		2023	2022	2021
Profit
(+)	Profit for the year	3,523,531	3,121,267	2,305,869
(-)	Legal reserve – 5%	176,177	156,063	115,293
(-)	Minimum mandatory dividends	836,839	741,301	547,645
(-)	Complementary proposed dividends	147,689	130,857	96,700
Investment reserve recorded		2,362,826	2,093,046	1,546,231

Schedule of other comprehensive loss

Consolidated	G1 plan	G0 plan	Total

Balance as of December 31, 2022	181,617	(3,974)	177,643
Actuarial gains/(losses) of the year (Note 22)	54,091	(85,372)	(31,281)
Balance as of December 31, 2023	235,708	(89,346)	146,362

Parent Company	G1 Plan	G0 Plan	Total

Balance as of December 31, 2021	212,114	(165,740)	46,374
Actuarial gains/(losses) of the year (Note 22)	(30,497)	161,766	131,269
Balance as of December 31, 2022	181,617	(3,974)	177,643